Research and development expenses (Tables)	12 Months Ended
Dec. 31, 2014
Research and Development [Abstract]
Research and Development Expense [Table Text Block]
The research and development expenses had been incurred and program funding had been received or receivable are as follows:

	Years ended December 31,
	2014	2013	2012
Research and development expenses	$77,472	$91,772	$74,040
Government assistance (note 16)	(892)	(640)	(842)
Research and development	$76,580	$91,132	$73,198